Note 14 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance (in shares)	0	16,606	15,387
Balance	$ 0	$ 15,940,713	$ 14,721,665
Dividends declared (in shares)			1,219
Dividends declared	0	$ 0	$ 1,219,048
Redemption of Preferred shares (in shares)		(16,606)
Redemption of Preferred shares		$ (16,606,000)
Preferred Deemed Dividend	(0)	$ 665,287	$ (0)
Balance (in shares)		0	16,606
Balance		$ 0	$ 15,940,713
Ordinary Preferred Stock [Member]
Balance	0	14,602,098	14,602,098
Redemption of Preferred shares		(15,267,385)
Preferred Deemed Dividend		665,287
Balance		0	14,602,098
Preferred Stock Issued as Dividends [Member]
Balance	$ 0	1,338,615	119,567
Dividends declared			1,219,048
Redemption of Preferred shares		(1,338,615)
Balance		$ 0	$ 1,338,615